Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C.  20036



                                                     Francine J. Rosenberger
                                                     202.778.9187
                                                     Fax:  202.778.9100
                                                     francine.rosenberger@kl.com


January 5, 2001


EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Heritage Cash Trust
                           FILE NOS. 2-98635 AND 811-4337

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 21 ("PEA No. 21") to its Registration Statement on Form N-1A and that PEA No. 21 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                       Very truly yours,


                                       /s/ Francine J. Rosenberger
                                       ---------------------------
                                       Francine J. Rosenberger

Attachments

cc:  Donald H. Glassman
         Heritage Asset Management, Inc.